BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by foreign banks maturity (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 15,648,606	$ 19,692,638
Obligations granted by foreign banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	9,139,834	14,774,220
Obligations granted by foreign banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	3,813,504	8,825,089
Obligations granted by foreign banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 5,326,330	$ 5,949,131